Financial instruments - Financial Assets at Fair Value (Details) - Total financial assets held at fair value through profit or loss - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 06, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	84,317
Capped Call Transactions
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,300	$ 42,900	$ 0
Prepaid forward contract (refer to note 14)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 14) | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 56,017	$ 73,717	$ 0